Long Term Debt (Details 1 ) $ in Thousands	Dec. 31, 2014 USD ($)
Long Term Debt [Line Items]
2015	$ 51,101
2016	11,690
2017	6,538
2018	3,815
2019	2,170
Thereafter	3,379
Total	$ 78,693